Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Contractual maturities of financial assets and liabilities
The following are the contractual maturities of financial assets and liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2021	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	6,047	6,047	6,047
Non-current financial assets	951	951	—
Cash and cash equivalents	237,886	237,886	237,886
Total financial assets	244,884	244,884	243,933
Financial liabilities
Trade payables and accruals	32,393	32,393	32,393
Interest-bearing loans and borrowings (Note 16)	37,226	37,226	—
Total financial liabilities	69,619	69,619	32,393

At December 31, 2020	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,797	1,797	1,797
Prepayments and accrued income	1,221	1,221	1,221
Long-term security deposit	3,573	3,573	—
Cash and cash equivalents	129,716	129,716	129,716
Total financial assets	136,307	136,307	132,734
Financial liabilities
Trade payables	25,084	25,084	25,084
Interest-bearing loans and borrowings (Note 16)	36,654	51,421	3,354
Total financial liabilities	61,738	76,505	28,438

Financial assets subject to variable interest rates	Financial assets subject to variable interest rates are as follows:
	2021 Carrying amount £’000	2020 Carrying amount £’000
Cash and cash equivalents	237,886	129,716
	237,886	129,716

Financial liabilities subject to variable interest rates	Financial liabilities subject to variable interest rates are as follows:
	2021 Carrying amount £’000	2020 Carrying amount £’000
Interest-bearing loans and borrowings	37,226	36,654
	37,226	36,654

Financial assets and liabilities in foreign currency risk
Financial assets and liabilities in foreign currencies are as follows:

	2021 Carrying amount £’000	2020 Carrying amount £’000
Financial assets at amortized cost:
Deposits and non-current assets	—	4,036
Cash and cash equivalents	134,935	92,844
Trade and other receivables	3,628	—
	138,563	96,880
Financial liabilities at amortized cost:
Trade payables	15,589	13,779
Accruals	16,174
Interest-bearing loans and borrowings (Note 16)	37,226	36,654
	68,989	50,433

Disclosure of financial assets and liabilities
Fair value of financial assets
	2021		2020
	Carrying amount £’000	Fair value £’000	Carrying amount £’000	Fair value £’000
Financial assets at amortized cost:
Trade receivables	6,047	6,047	1,797	1,797
Current deposits and accrued income	—	—	1,221	1,221
Non-current financial assets and other receivables	951	951	3,573	3,573
Cash and cash equivalents	237,886	237,886	129,716	129,716
Total financial assets at amortized cost	244,884	244,884	136,307	136,307

Fair value of financial liabilities	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial liabilities at amortized cost
Trade payables and accruals	32,393	32,393	25,084	25,084
Interest-bearing loans and borrowings (Note 16)	37,226	37,226	36,654	36,654
Total financial liabilities	69,619	69,619	61,738	61,738